SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Changes in non-cash working capital balances:
Trade receivables	$ (31,378)	$ 17,503
Inventory	3,351	1,228
Other current assets	65	(305)
Contingent receivable		13,843
Deferred tax asset	59
Accounts payable and accrued liabilities	10,173	(20,603)
Deferred revenue	(154)	(179)
Contingent liabilities		(432)
Other long term liabilities	669
Total changes in non-cash working capital items	$ (17,215)	$ 11,055